Business Combination	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combination

NOTE 4—BUSINESS COMBINATION

Space Monkey Acquisition

On August 25, 2014, the Company’s parent purchased Space Monkey, Inc. (“Space Monkey”), a distributed cloud storage technology solution company, then merged Space Monkey with a wholly-owned subsidiary of the Company. Pursuant to the terms of the merger the Company paid aggregate cash consideration of $15.0 million, of which $1.5 million is held in escrow for indemnification obligations and was settled during 2015. This strategic acquisition was made to support the growth and development of the Company’s smart home platform.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Space Monkey	$404
Deferred tax liability	(1,106)
Intangible assets (See Note 10)	8,300
Goodwill	7,402

Total estimated fair value of the assets acquired and liabilities assumed	$15,000

During the year ended December 31, 2014, the Company incurred costs associated with the Space Monkey acquisition, which were not material, consisting of accounting, legal and professional fees and payments to employees directly associated with the acquisition. These costs are included in general and administrative expenses in the accompanying consolidated statements of operations. During the year ended December 31, 2015, the Company did not incur any costs associated with the Space Monkey acquisition.

Wildfire Acquisition

On January 31, 2014, a wholly-owned subsidiary of the Company completed the purchase of certain assets, and assumed certain liabilities, of Wildfire Broadband, LLC (“Wildfire”). Pursuant to the terms of the asset purchase agreement the Company paid aggregate cash consideration of $3.5 million, of which $0.4 million was held in escrow for indemnification obligations and was settled in early 2015. This strategic acquisition was made to provide the Company access to Wildfire’s existing customers, wireless internet infrastructure and know-how. The associated goodwill is deductible for income tax purposes.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Wildfire	$96
Intangible assets (See Note 10)	2,900
Goodwill	504

Total cash consideration	$3,500

During the year ended December 31, 2014, the Company incurred costs associated with the Wildfire acquisition, which were not material, consisting of accounting, legal and professional fees and payments to employees directly associated with the acquisition. These costs are included in general and administrative expenses in the accompanying audited consolidated statements of operations. During the year ended December 31, 2015, the Company impaired all assets of the Wildfire acquisition as part of the Company’s wireless internet business restructuring (see Note 3).

Smartrove Acquisition

On May 29, 2013, a wholly-owned subsidiary of the Company, Vivint Wireless, Inc. (“Vivint Wireless”), completed a 100% stock acquisition of Smartrove, Inc (“Smartrove”). Pursuant to the terms of the stock purchase agreement, Vivint Wireless acquired the business for aggregate cash consideration of $4.3 million. This strategic acquisition was made to provide Vivint Wireless with full ownership of certain intellectual property used in its operations. The accompanying consolidated financial statements include the financial position and results of operations of Smartrove as a wholly-owned subsidiary from May 29, 2013. The pro forma impact of Smartrove on the Company’s financial position and results of operations for the year ended December 31, 2013 was immaterial.

The associated goodwill is not deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Smartrove—Cash	$3
Deferred income tax liability	(1,533)
Intangible assets (See Note 10)	4,040
Goodwill	1,765

Total fair value of the assets acquired and liabilities assumed	$4,275

During the year ended December 31, 2013, the Company incurred costs associated with the Smartrove Acquisition, which were not material, consisting of accounting, investment banking, legal and professional fees and payments to employees directly associated with the acquisition. These costs are included in general and administrative expenses in the accompanying consolidated statements of operations. During the year ended December 31, 2015, the Company impaired all assets of the Smartrove acquisition as part of the Company’s wireless internet business restructuring (see Note 3).